Trade Receivables - Ageing Analysis of Trade Receivables Past Due but not Impaired (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Trade receivables	¥ 2,675	¥ 2,989
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	2,712	3,026
Gross carrying amount [member] | Past due but not impaired [member]
Disclosure of financial assets [line items]
Trade receivables	36	31
Gross carrying amount [member] | Past due but not impaired [member] | More than 3 months but less than 12 months [member]
Disclosure of financial assets [line items]
Trade receivables	31	26
Gross carrying amount [member] | Past due but not impaired [member] | More than 1 year [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 5	¥ 5